Transactions with non-controlling interests - Yantai Pengai (Details) - CNY (¥)					12 Months Ended		25 Months Ended
	May 16, 2019	May 15, 2019	Nov. 30, 2017	Nov. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Less: consideration received from noncontrolling interest						¥ 420,000
Equity interests disposed off (as a percent)			4.00%
Proportion of equity interest held (as a percent)				83.00%			79.00%
Yantai Pengai Jiayan
Carrying amount of noncontrolling interests disposed of	¥ (12,000)
Less: consideration received from noncontrolling interest	500,000
Gain on disposal within equity	¥ 488,000
Equity interests disposed off (as a percent)	5.00%
Proportion of equity interest held (as a percent)	89.00%	94.00%			94.00%